Write-Down and Loss on Sale of Vessels	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Write-Down and Loss on Sale of Vessels
Write-Down and Loss on Sales of Vessels

a)
During February and March 2016, Centrofin Management Inc. (or Centrofin), the charterer for both the Bermuda Spirit and Hamilton Spirit Suezmax tankers, exercised its option under the charter contracts to purchase both vessels. As a result of Centrofin’s acquisition of the vessels, the Partnership recorded a $27.4 million loss on the sale of the vessels and associated charter contracts in the year ended December 31, 2016. The Bermuda Spirit was sold on April 15, 2016 and the Hamilton Spirit was sold on May 17, 2016. The Partnership used the total proceeds of $94.3 million from the sales primarily to repay existing term loans associated with these vessels.

b)
In November, 2016, the Partnership reached an agreement to sell the Asian Spirit Suezmax tanker for net proceeds of $20.6 million and as a result, recorded an $11.5 million impairment on the write-down of the vessel in the year ended December 31, 2016. The vessel delivered to the new owner on March 21, 2017. The Partnership used the net proceeds from the sale primarily to repay existing term loans associated with the vessel. As at December 31, 2016, the vessel was classified as held for sale in the Partnership’s consolidated balance sheets.

c)
In June 2017, the charterer for the European Spirit Suezmax tanker gave formal notice to the Partnership that it would not exercise its one-year extension option under the charter contract and the charterer redelivered the vessel to the Partnership in August 2017. Upon receiving this notification, the Partnership commenced marketing the vessel for sale and expects to sell the vessel in 2018. As a result, the Partnership wrote-down the vessel to its estimated resale value, based on second-hand market comparable values and recorded a $12.6 million write-down of the vessel for the year ended December 31, 2017. As at December 31, 2017, the vessel was classified as held for sale in the Partnership's consolidated balance sheets.

d)
In August 2017, the charterer for the African Spirit Suezmax tanker gave formal notice to the Partnership that it will not exercise its one-year extension option under the charter contract and will redeliver the vessel to the Partnership in November 2017. As a result, the Partnership wrote-down the vessel to its estimated resale value, based on second-hand market comparable values, and recorded a $12.5 million write-down of the vessel for the year ended December 31, 2017. The Partnership commenced marketing the vessel for sale and expects to sell the vessel in 2018. As at December 31, 2017, the vessel was classified as held for sale in the Partnership's consolidated balance sheets.

e)
Under the Partnership's charter contracts for the Teide Spirit and Toledo Spirit Suezmax tankers, the charterer, who is also the owner of the vessels, has the option to cancel the charter contracts 13 years following commencement of the respective charter contracts. In August 2017, the charterer of the Teide Spirit gave formal notification to the Partnership of its intention to terminate its charter contract subject to certain conditions being met and third-party approvals being received. In October 2017, the charterer notified the Partnership that it is marketing the Teide Spirit for sale and, upon sale of the vessel, it will concurrently terminate its existing charter contract with the Partnership (see Note 19e). The charterer’s cancellation option for the Toledo Spirit is first exercisable in August 2018. Given the Partnership's prior experience with this charterer, the Partnership expects the charterer will also cancel the charter contract and sell the Toledo Spirit to a third party in 2018. The Partnership wrote-down the vessels to their estimated fair values of $52.3 million based on their expected future discounted cash flows and recorded a $25.5 million write-down on a combined basis of the Teide Spirit and Toleto Spirit for the year ended December 31, 2017.